Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2025
Personnel Expense [Abstract]
Summary of Personnel Expenses

	Note	2025	2024
Short-term employee benefits		2,333,308	2,392,249
Contributions to defined contribution plans		9,654	9,011
Current and past service costs related to defined benefit plans	15	46,793	56,223
Termination benefits		8,601	27,758
Equity-settled share-based payment transactions	20	15,148	11,074
		2,413,504	2,496,315